Finance Costs - Summary of Finance Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finance Costs [abstract]
Interest expense	$ 113	$ 99
Finance fees	10	10
Accretion of reclamation and closure cost obligations (note 24(a))	22	24
Finance costs	$ 145	$ 133